Commitments and Contingencies (10-Q) (Details Narrative) (USD $)	0 Months Ended				6 Months Ended	12 Months Ended	42 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	May 24, 2013	May 24, 2013	Feb. 15, 2013	Jan. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013 Two Thousand Thirteen [Member]	Dec. 31, 2012 Two Thousand Thirteen [Member]	Jun. 30, 2013 Two Thousand Fourteen [Member]	Dec. 31, 2012 Two Thousand Fourteen [Member]	Jun. 30, 2013 Two Thousand Fifteen [Member]	Dec. 31, 2012 Two Thousand Fifteen [Member]	Apr. 30, 2012 Employment Agreements [Member]	Jun. 30, 2013 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Jun. 30, 2013 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Jun. 30, 2013 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Percentage of royalty payments related to acquisitions															20.00%	20.00%	10.00%	10.00%	100.00%	100.00%	10.00%	10.00%	100.00%	100.00%
Percentage of royalty payments related to acquisitions through perpetuity															10.00%	10.00%
Payment by party for termination of the lease					$ 5,000	$ 5,000
Employment agreement expire year														Expire through 2015.
Required employee agreement payment								330,000	330,000	225,000	225,000	50,000	50,000
Percentage of employee bonus																					10.00%	10.00%	100.00%	100.00%
Consultant Fee	$ 8,500	$ 8,500
Common stock shares issued to consultant	500,000	500,000	10,000,000	3,200,000			303,500